Quarterly Financial Data (Unaudited) - Selected Unaudited Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[2]	Jun. 30, 2016	[3]	Mar. 31, 2016	[4]	Dec. 31, 2015	[5]	Sep. 30, 2015	[6]	Jun. 30, 2015	[7]	Mar. 31, 2015	[8]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 641,781		$ 558,543		$ 706,627		$ 729,032		$ 667,418		$ 805,857		$ 1,046,537		$ 550,463		$ 2,635,983	[9]	$ 3,070,275	[9]	$ 2,300,889	[9]
Gross Profit	59,139		103,044		111,185		112,999		98,076		84,896		121,015		75,004
Net income (loss)	546		16,392		21,805		(2,444)		(18,015)		7,534		13,690		(12,048)		36,299		(8,839)		(65,394)
Net income (loss) attributable to non-controlling interest	1,022		284		1,148		(272)		653		3,868		2,164		2,459		2,182		9,144		10,600
Net income (loss) attributable to McDermott International, Inc.	$ (476)		$ 16,108		$ 20,657		$ (2,172)		$ (18,668)		$ 3,666		$ 11,526		$ (14,507)		$ 34,117		$ (17,983)		$ (75,994)
Income (loss) per share
Basic	$ 0.00	[10]	$ 0.07	[10]	$ 0.09	[10]	$ (0.01)	[10]	$ (0.08)	[10]	$ 0.02	[10]	$ 0.05	[10]	$ (0.06)	[10]	$ 0.14		$ (0.08)		$ (0.32)
Diluted	$ 0.00	[10]	$ 0.06	[10]	$ 0.07	[10]	$ (0.01)	[10]	$ (0.08)	[10]	$ 0.01	[10]	$ 0.04	[10]	$ (0.06)	[10]	$ 0.12		$ (0.08)		$ (0.32)

[1]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on the Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MEA segment.
[2]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MEA and ASA segments, partially offset by impairment losses on certain marine assets.
[3]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MEA and ASA segments.
[4]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the AEA segment and productivity improvements and associated cost savings, primarily in the ASA segment, partially offset by impairment losses on the Agile vessel.
[5]	Net loss for the quarter ended December 31, 2015 was influenced by improved productivity in our MEA segment offset by a $26 million fourth quarter non-cash MTM actuarial loss on our pension benefit plans.
[6]	Net income for the quarter ended September 30, 2015 was influenced by improved productivity in our MEA segment.
[7]	Net income for the quarter ended June 30, 2015 was influenced by improved productivity and increased activity in the ASA and MEA segments partially offset by an increase in restructuring expense.
[8]	Net loss for the quarter ended March 31, 2015 benefited from positive changes in estimate primarily related to cost savings.
[9]	Intercompany transactions were not significant during 2016, 2015 and 2014.
[10]	May not tie to the Consolidated Statements of Operations due to rounding.